Related Party Balances and Transactions - Schedule of Related Party Balances (Details)		Dec. 31, 2025 SGD ($)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)
Anthill Corp [Member]
Related Party Transaction [Line Items]
Amount due from	[1]	$ 43,456		$ 33,794		$ 4,795		$ 3,495
Mr. Loh [Member]
Related Party Transaction [Line Items]
Contract liability
Ms. Rhonda Wong [Member]
Related Party Transaction [Line Items]
Amount due to	[2]	1,677,440		1,304,487		27,674		240,000
Ms. Race Wong [Member]
Related Party Transaction [Line Items]
Amount due to		842,120		654,888	[3]	27,674	[3]	188,425	[3]
Ms. Christine Lee [Member]
Related Party Transaction [Line Items]
Amount due to		$ 46,667	[4]	$ 36,291	[4]

[1]	On June 22, 2023, the Group extended payment for Notarization services for Anthill Corp and On November 12, 2024, the Group paid on behalf of Anthill Corp for corporate secretary services.
[2]	On December 28, 2023, Ms. Rhonda Wong made short-term advances to the Group S$240,000 for general working capital and general corporate purposes. During the year ended December 31, 2024, Ms. Rhonda Wong voluntarily withheld part of her salary for working capital use by the Group amounting to a total of S$27,674. As at December 31, 2025, the amount due to Ms. Rhonda Wong comprised shareholder loans of S$1,203,207, salary voluntarily withheld for working capital of S$256,050, and payments made on behalf of the Group of S$218,183. The shareholder loans are unsecured and repayable on demand.
[3]	On March 10 and September 12, 2023, Ms. Race Wong paid on behalf of the Group using her credit card facility for PropertyGuru advertisement packages for the amounts of S$169,817 and S$110,000, respectively, while the Group repaid the monthly instalments. During the year, the accumulated credit card settlements amounted to S$291,392 and resulted an overpayment of S$11,575. On November 30, 2023, Ms. Race Wong made short-term advances to the Group S$200,000 for general working capital and general corporate purposes. During the year ended December 31, 2024, Ms. Race Wong voluntarily withheld part of her salary for working capital use by the Group amounting to a total of S$27,674. As at December 31, 2025, the amount due to Ms. Race Wong comprised shareholder loans of S$522,408, salary voluntarily withheld for working capital of S$253,045, and payments made on behalf of the Group of S$66,667. The shareholder loans are unsecured and repayable on demand.
[4]	As at December 31, 2025, the amount due to Ms. Christine Lee arose from payments made on behalf of the Group and are unsecured, interest-free and repayable on demand.